Loans and Financing - Schedule of Outstanding Balance of Loans and Financing (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Jun. 30, 2025
Loans:
Loans, total	R$ 2,887	R$ 1,259
Current	2,512	392
Non-current	R$ 375	R$ 867
Bradesco Bank [Member]
Loans:
Interest Rate		12.15%
Maturity	2024
Loans, total	R$ 178
Santander Bank [Member]
Loans:
Interest Rate		23.14%
Maturity	2025
Loans, total	R$ 2,206
Bradesco Bank [Member]
Loans:
Interest Rate		20.98%
Maturity	2027
Loans, total	R$ 503
Bradesco Bank [Member]
Loans:
Interest Rate		20.98%
Maturity	2027
Loans, total		R$ 435
Bradesco Bank [Member]
Loans:
Interest Rate		12.15%
Maturity	2026
Loans, total		R$ 96
Itaú Bank [Member]
Loans:
Interest Rate		1.00%
Maturity	2026
Loans, total		R$ 73
Itaú Bank [Member]
Loans:
Interest Rate		1.83%
Maturity	2027
Loans, total		R$ 67
Bossa Nova [Member]
Loans:
Interest Rate		14.90%
Maturity	2026
Loans, total		R$ 588